Derivatives (Changes in Estimated Fair Value Related to Embedded Derivatives) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Derivative Gain (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net derivatives gains (losses)	$ 1,082	$ (1,824)	$ (175)
Policyholder benefits and claims
Derivative Instruments, Gain (Loss) [Line Items]
Net derivatives gains (losses)	$ (16)	$ (4)	$ 21